Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of material accounting policies [Abstract]
Disclosure of material accounting policies [Table Text Block]
	Place of business	Entity type	Economic interest	Method
Greenbriar Capital Holdco Inc.	USA	Subsidiary	100%	Consolidation
Greenbriar Capital (U.S.) LLC	USA	Subsidiary	100%	Consolidation
AG Solar One, LLC	USA	Subsidiary	100%	Consolidation
2587344 Ontario Inc.	Canada	Subsidiary	100%	Consolidation
Greenbriar Alberta Holdco Inc.	Canada	Subsidiary	100%	Consolidation
PBJL Energy Corporation	Puerto Rico	Subsidiary	100%	Consolidation